Guarantor Financial Information - Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 357,327	$ 253,176	$ 367,901
Short-term investments	2,532	104
Accounts receivable	13,001	11,678
Intercompany accounts receivable	0
Loans to affiliate	0	36,100
Prepaid expenses and other	36,519	44,869
Gross investment in lease	44,348	35,478
Fair value of financial instruments	113	0
Total current assets	453,840	381,405
Vessels	5,926,274	4,537,216
Gross investment in lease	817,631	687,896
Goodwill	75,321	75,321
Intercompany accounts receivable (payable)		0
Investment in subsidiaries	0	0
Other assets	204,931	196,304
Total assets	7,477,997	5,878,142
Current liabilities:
Accounts payable and accrued liabilities	70,211	63,220
Intercompany accounts payable	0
Loans from affiliate	0
Current portion of deferred revenue	55,915	55,367
Current portion of long-term debt	722,641	257,800
Current portion of long-term obligations under capital lease	48,384	43,912
Current portion of other long-term liabilities	32,243	23,635
Total current liabilities	929,394	443,934
Deferred revenue	376,884	328,681
Long-term debt	2,764,900	2,192,833
Long-term obligations under capital lease	591,372	595,016
Other long-term liabilities	180,157	199,386
Fair value of financial instruments	127,172	168,860
Total liabilities	4,969,879	3,928,710
Puttable preferred shares	48,139	0
Shareholders’ equity:
Share capital	2,102	1,646
Treasury shares	(371)	(377)
Additional paid in capital	3,126,457	2,752,988
Retained earnings (deficit)	(645,638)	(781,137)
Accumulated other comprehensive loss	(22,571)	(23,688)
Total shareholders' equity	2,459,979	1,949,432	$ 1,747,249	$ 1,776,183
Total liabilities and shareholders' equity	7,477,997	5,878,142
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0
Short-term investments	0	0
Accounts receivable	0	(50,972)
Intercompany accounts receivable	(236,519)
Loans to affiliate	(36,527)	0
Prepaid expenses and other	(22,088)	(15,454)
Gross investment in lease	0	0
Fair value of financial instruments	0
Total current assets	(295,134)	(66,426)
Vessels	(723)	0
Gross investment in lease	0	0
Goodwill	0	0
Intercompany accounts receivable (payable)		0
Investment in subsidiaries	(1,528,367)	(534,615)
Other assets	(10,479)	(10,417)
Total assets	(1,834,703)	(611,458)
Current liabilities:
Accounts payable and accrued liabilities	0	(50,001)
Intercompany accounts payable	(236,519)
Loans from affiliate	(36,527)
Current portion of deferred revenue	(20,985)	(15,455)
Current portion of long-term debt	0	0
Current portion of long-term obligations under capital lease	0	0
Current portion of other long-term liabilities	0	0
Total current liabilities	(294,031)	(65,456)
Deferred revenue	0	0
Long-term debt	0	0
Long-term obligations under capital lease	0	0
Other long-term liabilities	(11,740)	(11,346)
Fair value of financial instruments	0	0
Total liabilities	(305,771)	(76,802)
Puttable preferred shares	0
Shareholders’ equity:
Share capital	(963,201)	(75,088)
Treasury shares	0	0
Additional paid in capital	(349,866)	(343,227)
Retained earnings (deficit)	(215,865)	(116,341)
Accumulated other comprehensive loss	0	0
Total shareholders' equity	(1,528,932)	(534,656)
Total liabilities and shareholders' equity	(1,834,703)	(611,458)
Parent Issuer [Member]
Current assets:
Cash and cash equivalents	218,903	146,328
Short-term investments	0	0
Accounts receivable	1,926	37,303
Intercompany accounts receivable	169,170
Loans to affiliate	36,527	36,100
Prepaid expenses and other	24,045	29,037
Gross investment in lease	44,348	35,478
Fair value of financial instruments	0
Total current assets	494,919	284,246
Vessels	3,813,906	3,918,672
Gross investment in lease	817,631	687,896
Goodwill	0	0
Intercompany accounts receivable (payable)		(11,594)
Investment in subsidiaries	951,062	474,713
Other assets	100,264	116,154
Total assets	6,177,782	5,470,087
Current liabilities:
Accounts payable and accrued liabilities	29,443	35,307
Intercompany accounts payable	48,942
Loans from affiliate	0
Current portion of deferred revenue	51,191	54,578
Current portion of long-term debt	619,839	239,858
Current portion of long-term obligations under capital lease	32,050	28,534
Current portion of other long-term liabilities	23,594	23,635
Total current liabilities	805,059	381,912
Deferred revenue	376,884	327,641
Long-term debt	1,732,110	2,001,504
Long-term obligations under capital lease	459,520	445,279
Other long-term liabilities	169,934	195,459
Fair value of financial instruments	126,157	168,860
Total liabilities	3,669,664	3,520,655
Puttable preferred shares	48,139
Shareholders’ equity:
Share capital	2,102	1,646
Treasury shares	(371)	(377)
Additional paid in capital	3,126,457	2,752,988
Retained earnings (deficit)	(645,638)	(781,137)
Accumulated other comprehensive loss	(22,571)	(23,688)
Total shareholders' equity	2,459,979	1,949,432
Total liabilities and shareholders' equity	6,177,782	5,470,087
Guarantors [Member]
Current assets:
Cash and cash equivalents	32,017	77,712
Short-term investments	105	104
Accounts receivable	7,707	25,347
Intercompany accounts receivable	65,173
Loans to affiliate	0	0
Prepaid expenses and other	33,388	30,348
Gross investment in lease	0	0
Fair value of financial instruments	0
Total current assets	138,390	133,511
Vessels	294,305	286,342
Gross investment in lease	0	0
Goodwill	75,321	75,321
Intercompany accounts receivable (payable)		11,189
Investment in subsidiaries	577,305	59,902
Other assets	18,978	81,463
Total assets	1,104,299	647,728
Current liabilities:
Accounts payable and accrued liabilities	38,620	75,125
Intercompany accounts payable	38,499
Loans from affiliate	0
Current portion of deferred revenue	20,985	16,104
Current portion of long-term debt	0	0
Current portion of long-term obligations under capital lease	16,334	15,378
Current portion of other long-term liabilities	0	0
Total current liabilities	114,438	106,607
Deferred revenue	0	1,040
Long-term debt	0	0
Long-term obligations under capital lease	131,852	149,737
Other long-term liabilities	15,530	15,273
Fair value of financial instruments	0	0
Total liabilities	261,820	272,657
Puttable preferred shares	0
Shareholders’ equity:
Share capital	436,669	41,789
Treasury shares	0	0
Additional paid in capital	233,739	233,739
Retained earnings (deficit)	172,071	99,543
Accumulated other comprehensive loss	0	0
Total shareholders' equity	842,479	375,071
Total liabilities and shareholders' equity	1,104,299	647,728
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	106,407	29,136
Short-term investments	2,427	0
Accounts receivable	3,368	0
Intercompany accounts receivable	2,176
Loans to affiliate	0	0
Prepaid expenses and other	1,174	938
Gross investment in lease	0	0
Fair value of financial instruments	113
Total current assets	115,665	30,074
Vessels	1,818,786	332,202
Gross investment in lease	0	0
Goodwill	0	0
Intercompany accounts receivable (payable)		405
Investment in subsidiaries	0	0
Other assets	96,168	9,104
Total assets	2,030,619	371,785
Current liabilities:
Accounts payable and accrued liabilities	2,148	2,789
Intercompany accounts payable	149,078
Loans from affiliate	36,527
Current portion of deferred revenue	4,724	140
Current portion of long-term debt	102,802	17,942
Current portion of long-term obligations under capital lease	0	0
Current portion of other long-term liabilities	8,649	0
Total current liabilities	303,928	20,871
Deferred revenue	0	0
Long-term debt	1,032,790	191,329
Long-term obligations under capital lease	0	0
Other long-term liabilities	6,433	0
Fair value of financial instruments	1,015	0
Total liabilities	1,344,166	212,200
Puttable preferred shares	0
Shareholders’ equity:
Share capital	526,532	33,299
Treasury shares	0	0
Additional paid in capital	116,127	109,488
Retained earnings (deficit)	43,794	16,798
Accumulated other comprehensive loss	0	0
Total shareholders' equity	686,453	159,585
Total liabilities and shareholders' equity	$ 2,030,619	$ 371,785